Goodwill (Details) - Schedule of goodwill represents the excess of the consideration paid of an acquisition over the fair value - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Schedule of goodwill represents the excess of the consideration paid of an acquisition over the fair value [Abstract]
Goodwill generated from Granville acquisition (note 4)	$ 1,864,053	$ 1,864,053